Lease Termination Charges - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Leases [Abstract]
Lease termination charges	$ 3,063
Remaining lease term period of expiration lease	5 years
Lease future minimum payments, present value of net minimum payments	2,413
Lease termination liability		1,797
Lease termination charges of new build-to-suit theatre	$ 650